SCHEDULE OF PROVISION FOR INCOME TAXES (Details)	12 Months Ended
	Feb. 28, 2026 USD ($)	Feb. 28, 2026 SGD ($)	Feb. 28, 2025 SGD ($)	Feb. 29, 2024 SGD ($)
Income Tax Disclosure [Abstract]
Current income tax